Operating expenses - Additional information (Details) € in Thousands	6 Months Ended
	Jun. 30, 2024 EUR (€) employee	Jun. 30, 2023 EUR (€) employee
Disclosure of operating expenses [Line Items]
Personnel expenses other than share-based compensation	€ 11,002	€ 11,652
Number of employees | employee	168	191
Amortisation, intangible assets other than goodwill	€ 297	€ 2,651
R&D
Disclosure of operating expenses [Line Items]
Number of employees | employee	135	151
Administration
Disclosure of operating expenses [Line Items]
Number of employees | employee	39	45
Agreement with Orega Biotech
Disclosure of operating expenses [Line Items]
Amortisation, intangible assets other than goodwill		€ 2,000
Monalizumab agreement
Disclosure of operating expenses [Line Items]
Amortisation, intangible assets other than goodwill	€ 294	€ 651